Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

July 13, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

EDGAR TRANSMISSION

Re:    Southern Michigan Bancorp, Inc.
         Commission File No. 000-49772
         Form S-4 Registration Statement

Dear Sir or Madam:

                    Transmitted with this letter for filing is the Form S-4 Registration Statement of Southern Michigan Bancorp, Inc. ("Southern") in connection with its proposed merger with FNB Financial Corporation.

                    This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted.

                    This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of Southern, to retain such signed documents for a period of five years and to furnish any such signed document to the Commission or its staff upon request.

                    We have previously transferred the sum of $389.98 to the Securities and Exchange Commission lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania, in payment of the registration fee.

                    If the Commission staff has any comments or will require any further information, please contact me at (616) 752-2176.

Very truly yours,

/s/ G. Charles Goode

G. Charles Goode